CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenues	$ 62,631	$ 37,343	$ 25,461
Cost and operating expenses:
Cost of revenue from collaborative arrangements (exclusive of depreciation shown below)	(2,265)	(1,250)	(1,254)
Cost of revenue from related party transactions (exclusive of depreciation shown below)	(172)	(477)	(808)
Research and development expense	(68,142)	(53,191)	(44,229)
Depreciation expense	(5,452)	(4,660)	(3,806)
Selling, general and administrative expense	(50,438)	(26,804)	(13,216)
Total cost and operating expenses	(169,011)	(112,942)	(76,480)
Loss from operations	(106,380)	(75,599)	(51,019)
Other income (expense):
Interest income, net	4,572	8	(7)
Gain on extinguishment of debt	0	0	3,065
Other expense, net	(29,388)	(2,757)	(673)
Total other expense, net	(24,816)	(2,749)	2,385
Loss before income taxes	(131,196)	(78,348)	(48,634)
Income tax expense	0	0	0
(Loss) gain from equity method investees, net	(2,902)	1,992	1,945
Net income (loss)	(134,098)	(76,356)	(46,689)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Loss from equity method investees, net	(376)	(1,449)	95
Comprehensive loss	(134,474)	(77,805)	(46,594)
Unpaid cumulative dividends on preferred stock	(4,117)	(38,672)	(36,758)
Net loss allocated to common shareholders	$ (138,215)	$ (115,028)	$ (83,447)
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ (0.79)	$ (12.37)	$ (9.72)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ (0.79)	$ (12.37)	$ (9.72)
Weighted average shares outstanding of common stock - basic (in shares)	176,023,219	9,302,080	8,585,999
Weighted-average number of common shares outstanding - diluted (in shares)	176,023,219	9,302,080	8,585,999
Collaborative Arrangement
Revenue:
Revenues	$ 5,529	$ 2,575	$ 3,337
Service and Grants
Cost and operating expenses:
Cost of revenue from contracts with customers	(37,653)	(22,912)	(13,167)
Service and Grants | Nonrelated Party
Revenue:
Revenues	45,953	27,798	18,871
Tangible Products
Cost and operating expenses:
Cost of revenue from contracts with customers	(4,889)	(3,648)	0
Tangible Products | Nonrelated Party
Revenue:
Revenues	5,337	4,000	0
Service | Related Party
Revenue:
Revenues	$ 5,812	$ 2,970	$ 3,253